Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Total debt	$ 36,545	$ 36,107
Less: cash	(19,052)	(78,252)	$ (63,717)
Net debt	17,493
Shareholders' equity	$ 302,277	322,459
Net debt-to-adjusted capital ratio	0.06
Long-term debt	$ 36,545	$ 36,107
Long-term debt-to-equity ratio	0.12	0.11